Average Annual Total Returns - Dodge & Cox Balanced Fund	May 01, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
CombinedIndexsixzeorSPfivezeorzeorandfourzeorBloombergBarclaysUSAggregateBondIndexreflectsnodeductionforexpensesortaxes [Member]
Average Annual Return:
1 Year	14.73%	[1]
5 Years	11.12%	[1]
10 Years	10.03%	[1]
S&P 500 Index (reflects no deduction for expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Dodge & Cox Balanced Fund
Average Annual Return:
1 Year	7.85%
5 Years	10.06%
10 Years	9.82%
Dodge & Cox Balanced Fund | After Taxes on Distributions
Average Annual Return:
1 Year	5.85%
5 Years	7.83%
10 Years	8.26%
Dodge & Cox Balanced Fund | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.61%
5 Years	7.50%
10 Years	7.67%

[1]	The Combined Index is a composite blend of 60% of the S&P 500 Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the Fund may invest.